Annual Total Returns - FidelityValueFund-RetailPRO - FidelityValueFund-RetailPRO - Fidelity Value Fund - Fidelity Value Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	11.72%
Annual Return 2015	(6.51%)
Annual Return 2016	16.06%
Annual Return 2017	15.67%
Annual Return 2018	(17.34%)
Annual Return 2019	31.62%
Annual Return 2020	9.31%
Annual Return 2021	35.38%
Annual Return 2022	(9.01%)
Annual Return 2023	19.53%